Acquisitions - Schedule of Acquired Assets and Liabilities Assumed (Details) - SuperX Industries [Member]	Apr. 30, 2025 USD ($)
Acquisitions [Line Items]
Cash and cash equivalents	$ 30,113
Accounts receivable, net	98,922
Loans receivable, net	19,807,544
Prepayments, deposits and other receivables	111,838
Property and equipment, net	9,504
Operating lease right-of-use assets, net	557,270
Operating lease liabilities	(585,842)
Total net assets acquired	20,029,349
Non-controlling interest	(9,814,381)
Goodwill	9,359,949
Total consideration transferred	$ 19,574,917